SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2015
SEGMENTED INFORMATION [Text Block]

NOTE 13 - SEGMENTED INFORMATION

At January 31, 2015 and 2014, the Company and its subsidiary operated in two reportable segments. Identifiable assets and net loss in each geographic area are as follows:

	January 31,	January 31,
	2015	2014

Identifiable assets
Canada	$622,392	$2,194,131
Argentina	1,614,656	1,912,350
	$2,237,048	$4,106,481

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2015	2014	2013

Net loss for the year
Canada	$806,330	$1,753,202	$2,486,208
Argentina	848,894	2,210,288	5,441,742
	$1,655,224	$3,963,490	$7,927,950